ACCOUNTS RECEIVABLES	12 Months Ended
Dec. 31, 2014
ACCOUNTS RECEIVABLES
ACCOUNTS RECEIVABLES

3. ACCOUNTS RECEIVABLES

        Net accounts receivable consists of the following at:

	December 31,
	2013	2014
Accounts receivable	40,339	73,642
Allowance for doubtful accounts
Beginning balance as of January 1	738	930
Reversal of allowance against profit and loss	(10)	—
Additional allowance during the year	194	55
Bad debt written off	(17)	—
Exchange effect	25	(23)
Less: ending balance of allowance for doubtful accounts	930	962

Accounts receivable, net	39,409	72,680

        As the Group generally does not have credit risk in movie theater box office sales, allowance for doubtful accounts primarily relates to accounts receivable from film licensing revenues and advertising services.